Acquisitions - Purchase Price Allocation (Details) - USD ($) $ in Millions	Dec. 31, 2021	Nov. 01, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Goodwill	$ 324.2		$ 198.6
PCI
Disclosure of detailed information about business combination [line items]
Accounts receivable and other current assets		$ 68.9
Inventories		83.6
Property, plant and equipment		22.8
Customer intangible assets		173.4
Other non-current assets		6.9
Goodwill		126.0
Accounts payable and accrued liabilities		(121.3)
Other current liabilities		(8.1)
Deferred income taxes and other long-term liabilities		(37.5)
Identifiable net assets acquired		$ 314.7